Shareholders' Equity (Details) - Schedule of RSU’s activity - RSUs [Member]	12 Months Ended
Dec. 31, 2021 shares
Shareholders' Equity (Details) - Schedule of RSU’s activity [Line Items]
Unvested at beginning of year	834,321
Granted	274,800
Vested	(334,016)
Forfeited	(90,439)
Unvested at the end of the year	684,666